OTHER RECEIVABLES - Movements in the allowances (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER RECEIVABLES
At the beginning of the year	$ (718)	$ (979)
Increases	(387)
RECPAM and currency translation adjustments	356	261
At the end of the year	$ (749)	$ (718)